Credit related Commitments and Contingent Liabilities - Other Commitments and Contingent Liabilities (Detail: Text Values) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Credit related Commitments and Contingent Liabilities [Abstract]
Other contingent liabilities	€ 74	€ 73